Business Description (Details) $ in Millions	Apr. 04, 2022 facility	Apr. 04, 2022 location	Apr. 04, 2022 state	Apr. 04, 2022	Apr. 04, 2022 LOCATION	Mar. 14, 2022 USD ($)
Hollandia Produce Group, Inc. (Pete's) [Member]
Business Acquisition [Line Items]
Number of greenhouse growing facilities	3
Number of retail locations		10,000	35
Percentage of controlled environment agriculture market share				80.00%
Hollandia Produce Group, Inc. (Pete's) [Member] | CALIFORNIA
Business Acquisition [Line Items]
Number of operating facilities	2
Hollandia Produce Group, Inc. (Pete's) [Member] | GEORGIA
Business Acquisition [Line Items]
Number of operating facilities	1
Hollandia Produce Group, Inc. (Pete's) [Member]
Business Acquisition [Line Items]
Number of retail locations | LOCATION					10,000
Hollandia Produce Group, Inc. (Pete's) [Member] | Subsequent Event
Business Acquisition [Line Items]
Aggregate consideration | $						$ 122.5